NOTES PAYABLE (Details Narrative)						1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 04, 2017 USD ($)	Sep. 08, 2017 USD ($)	Jun. 12, 2017 USD ($)	May 02, 2017 USD ($)	Mar. 13, 2013	Oct. 20, 2017 USD ($)	Oct. 19, 2017 USD ($)	Sep. 25, 2017 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) number $ / shares shares	Dec. 31, 2016 USD ($)	Oct. 04, 2017 USD ($)	Jul. 31, 2017 USD ($)
Principal payments on long term debt														$ 1,147,974	$ 144,833	$ 392,002	$ 303,706
Proceeds from new debt issuance																5,909,650	5,824,816
Proceeds from long term debt														4,281,965	200,000	4,440,000	4,857,391
Equipment for notes payable														906,660	272,500	1,419,650	904,425
Proceeds from the factoring agreement																32,985	1,616,067
Cash proceeds																200,000
Amortized discount																455,000
Unamortized discount																35,000
Debt discount																490,000
Underground equipment												$ 9,315,392		9,315,392		8,887,045	7,500,512
Surface equipment cost												4,439,263		4,439,263		$ 3,957,603	3,751,054
Interest rate																7.00%
Interest expense												$ 311,295	$ 96,754	$ 558,449	$ 225,287	$ 558,772	283,564
First Note [Member]
Debt instrument maturity date					Jan. 17, 2016
Kentucky New Markets Development Program [Member]
Proceeds from long term debt																4,490,000	4,688,152
Equipment for notes payable																1,419,650	967,425
Note payable 2 [Member] | Equipment Loans - McCoy [Member] | Equipment purchase agreement [Member]
Underground equipment				$ 250,000
Debt instrument maturity date				Sep. 12, 2017
Note payable 2 [Member] | Equipment Loans - QEI [Member] | Equipment purchase agreement [Member]
Equipment for notes payable		$ 80,000
Underground equipment		600,000
Note payable monthly payments		$ 30,000
Note payable 2 [Member] | Equipment Loans - QEI [Member] | Equipment financing agreement [Member]
Surface equipment cost							$ 90,400
Interest rate							9.95%
Debt instrument maturity date							Oct. 19, 2019
Note payable 2 [Member] | Equipment Loans ERC [Member]
Note payable monthly payments																$ 2,031
Interest rate																5.25%
Debt instrument maturity date																Aug. 13, 2019
Number of instalments | number																48
Note payable 4 [Member] | Equipment Loans - McCoy [Member] | Equipment purchase agreement [Member]
Underground equipment								$ 350,000
Note payable monthly payments								$ 20,000
Note payable 4 [Member] | Equipment Loans - QEI [Member] | Equipment financing agreement [Member]
Surface equipment cost	$ 56,900
Debt instrument maturity date	Jan. 07, 2021
Note payable 3 [Member] | Equipment Loans - McCoy [Member] | Equipment purchase agreement [Member]
Underground equipment			$ 22,500
Debt instrument maturity date			Sep. 12, 2017
Note payable 3 [Member] | Equipment Loans - QEI [Member] | Equipment financing agreement [Member]
Surface equipment cost						$ 50,250
Interest rate						10.60%
Debt instrument maturity date						Oct. 20, 2019
Note payable [Member] | Equipment Loans - McCoy [Member]
Equipment for notes payable																	$ 315,000
Note payable monthly payments									$ 150,000	$ 150,000	$ 150,000
Note payable [Member] | Equipment Loans - QEI [Member]
Note payable monthly payments																$ 2,064
Interest rate																8.75%
Debt instrument maturity date																Mar. 31, 2019
Note payable [Member] | Equipment Loans ERC [Member]
Note payable monthly payments																$ 771
Interest rate																5.25%
Debt instrument maturity date																Jun. 30, 2019
Number of instalments | number																48
Note payable [Member] | Business Loans - McCoy [Member]
Note payable monthly payments																$ 23,000
Interest rate																12.00%
Debt instrument maturity date																Jan. 01, 2018
Notes payable in advance																$ 200,000
Note payable [Member] | Business Loan - ARC [Member] | Consolidated loan agreement [Member]
Amortized discount																105,000
Debt discount																$ 140,000
Interest rate																7.00%
Debt instrument maturity date																Oct. 02, 2020
Notes payable in advance																$ 1,300,000		$ 5,444,632
Issue of warrant | shares																5,017,006
Discount on notes																$ 35,000
Note payable [Member] | Business Loan - ARC [Member] | Consolidated loan agreement [Member] | Minimum [Member]
Exercise price of warrant | $ / shares																$ 0.01
Note payable [Member] | Business Loan - ARC [Member] | Consolidated loan agreement [Member] | Maximum [Member]
Exercise price of warrant | $ / shares																$ 11.44
Note payable [Member] | Accounts Receivable Factoring Agreement [Member]
Debt instrument maturity date																Oct. 31, 2018
Accounts receivable factoring agreement description																The agreement calls for interest of .30% for each 10 days of outstanding balances.
Note payable [Member] | Kentucky New Markets Development Program [Member] | Community Venture Investment XV, LLC [Member]
Interest rate																3.6985%
Debt instrument maturity date																Mar. 07, 2046
Note payable [Member] | Affiliate Notes [Member] | Officer [Member]
Notes payable in advance																			$ 50,000
Note payable 1 [Member] | Equipment Loans - QEI [Member]
Note payable monthly payments																$ 1,468
Interest rate																6.95%
Debt instrument maturity date																Mar. 31, 2021
Note payable 1 [Member] | Equipment Loans ERC [Member]
Note payable monthly payments																$ 3,304
Interest rate																5.25%
Debt instrument maturity date																Jun. 30, 2019
Number of instalments | number																40
Note payable 1 [Member] | Kentucky New Markets Development Program [Member] | Community Venture Investment XV, LLC [Member]
Interest rate																3.6985%
Debt instrument maturity date																Mar. 07, 2046
Promissory note payable [Member] | Seller Note - Deane [Member]
Note payable monthly payments																$ 10,000
Interest rate																6.00%
Debt instrument maturity date																Dec. 31, 2017